Supplemental Cash Flow Information - Supplemental Disclosures of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 137,239	$ 78,902	$ 73,664
Cash paid for income taxes	$ 28,860	$ 155,771	$ 124,342